Regulatory capital requirements	12 Months Ended
Dec. 31, 2017
Regulatory Capital Requirements
Regulatory Capital Requirments

Note 24 – Regulatory capital requirements

The Corporation and its banking subsidiaries are subject to various regulatory capital requirements imposed by the federal banking agencies. Failure to meet minimum capital requirements can lead to certain mandatory and additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s consolidated financial statements. On January 1, 2015, the Corporation, BPPR and BPNA became subject to Basel III capital requirements, including also revised minimum and well capitalized regulatory capital ratios and compliance with the standardized approach for determining risk-weighted assets.

The Basel III Capital Rules introduced a new capital measure known as Common Equity Tier I (“CET1”) and related regulatory capital ratio CET1 to risk-weighted assets.

The Basel III Capital Rules provide that a depository institution will be deemed to be well capitalized if it maintained a leverage ratio of at least 5%, a CET1 ratio of at least 6.5%, a Tier 1 risk-based capital ratio of at least 8% and a total risk-based ratio of at least 10%. Management has determined that at December 31, 2017 and 2016, the Corporation exceeded all capital adequacy requirements to which it is subject.

At December 31, 2017 and 2016, BPPR and BPNA were well-capitalized under the regulatory framework of Basel III.

The Corporation has been designated by the Federal Reserve Board as a Financial Holding Company (“FHC”) and is eligible to engage in certain financial activities permitted under the Gramm-Leach-Bliley Act of 1999.

The following tables present the Corporation’s risk-based capital and leverage ratios at December 31, 2017 and 2016 under the Basel III regulatory guidance

	Actual		Capital adequacy minimum requirement (including conservation capital buffer)
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2017
Total Capital (to Risk-Weighted Assets):
Corporation	$4,985,265	19.22%	$2,399,052	9.250%
BPPR	3,793,268	19.73	1,778,498	9.250
BPNA	1,083,171	17.05	587,809	9.250

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,226,519	16.30%	$1,491,303	5.750%
BPPR	3,546,121	18.44	1,105,553	5.750
BPNA	1,010,232	15.90	365,395	5.750

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,226,519	16.30%	$1,880,338	7.250%
BPPR	3,546,121	18.44	1,393,958	7.250
BPNA	1,010,232	15.90	460,715	7.250

Tier I Capital (to Average Assets):
Corporation	$4,226,519	10.02%	$1,687,432	4%
BPPR	3,546,121	10.67	1,328,818	4
BPNA	1,010,232	11.69	345,681	4

	Actual		Capital adequacy minimum requirement (including conservation capital buffer)
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2016
Total Capital (to Risk-Weighted Assets):
Corporation	$4,869,215	19.48%	$2,156,365	8.625%
BPPR	3,678,619	19.53	1,624,727	8.625
BPNA	1,040,234	17.91	501,075	8.625

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,121,208	16.48%	$1,281,318	5.125%
BPPR	3,436,615	18.24	965,417	5.125
BPNA	997,094	17.16	297,740	5.125

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,121,208	16.48%	$1,656,338	6.625%
BPPR	3,436,615	18.24	1,247,979	6.625
BPNA	997,094	17.16	384,883	6.625

Tier I Capital (to Average Assets):
Corporation	$4,121,208	10.91%	$1,511,403	4%
BPPR	3,436,615	11.53	1,191,783	4
BPNA	997,094	13.02	306,375	4

The following table presents the minimum amounts and ratios for the Corporation’s banks to be categorized as well-capitalized.

	2017		2016
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$1,922,700	10%	$1,883,741	10%
BPNA	635,469	10	580,956	10

Common Equity Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,249,755	6.5%	$1,224,432	6.5%
BPNA	413,055	6.5	377,621	6.5

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,538,160	8%	$1,506,993	8%
BPNA	508,375	8	464,765	8

Tier I Capital (to Average Assets):
BPPR	$1,661,023	5%	$1,489,729	5%
BPNA	432,102	5	382,968	5

The final Basel III capital rules require the phase out of non-qualifying Tier 1 capital instruments such as trust preferred securities. At December 31, 2017 the Corporation had $427 million in trust preferred securities outstanding which does not qualify for Tier 1 capital treatment, but instead qualified for Tier 2 capital treatment.

The Basel III final rules also introduced a phase-in capital conservation buffer of 2.5% of risk-weighted assets that is effectively layered on top of the minimum capital risk-based ratios, which places restrictions on the amount of retained earnings that may be used for distributions or discretionary bonus payments as risk-based capital ratios approach their respective “adequately capitalized minimums.”

The following table presents the capital requirements for a standardized approach banking organization under Basel III final rules.

			Minimum Capital Plus Capital Conservation Buffer
	Minimum Capital	Well-Capitalized	2017	2018	2019	2020
Common Equity Tier 1 to Risk-Weighted Assets	4.5%	6.5%	5.750%	6.375%	7.000%	7.000%
Tier 1 Capital to Risk-Weighted Assets	6.0	8.0	7.250	7.875	8.500	8.500
Total Capital to Risk-Weighted Assets	8.0	10.0	9.250	9.875	10.500	10.500
Leverage Ratio	4.0	5.0	N/A	N/A	N/A	N/A